                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
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                         MASSACHUSETTS INVESTORS TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MASSACHUSETTS INVESTORS TRUST

3/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 3/31/2007

ISSUER                                                                    SHARES/PAR        VALUE ($)
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
COMMON STOCKS - 99.7%
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AEROSPACE - 4.1%
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Lockheed Martin Corp.                                                        942,830      $   91,473,366
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United Technologies Corp.                                                  1,496,150          97,249,750
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                                                                                          $  188,723,116
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ALCOHOLIC BEVERAGES - 1.4%
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Diageo PLC                                                                 3,251,380      $   65,864,680
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APPAREL MANUFACTURERS - 1.4%
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NIKE, Inc., "B"                                                              613,110      $   65,149,069
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AUTOMOTIVE - 0.6%
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Bayerische Motoren Werke AG (l)                                              447,460      $   26,394,255
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BIOTECHNOLOGY - 3.4%
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Amgen, Inc. (a)                                                            1,440,360      $   80,487,317
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Genzyme Corp. (a)                                                            770,520          46,246,610
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Gilead Sciences, Inc. (a)                                                    423,370          32,387,805
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                                                                                          $  159,121,732
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BROADCASTING - 2.7%
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News Corp., "A"                                                            1,506,280      $   34,825,194
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Viacom, Inc., "B" (a)                                                        776,474          31,920,846
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Walt Disney Co.                                                            1,698,030          58,463,173
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                                                                                          $  125,209,213
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BROKERAGE & ASSET MANAGERS - 4.4%
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Charles Schwab Corp.                                                       1,937,970      $   35,445,471
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Franklin Resources, Inc.                                                     420,290          50,783,641
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Goldman Sachs Group, Inc.                                                    355,100          73,374,313
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Lehman Brothers Holdings, Inc.                                               649,820          45,532,887
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                                                                                          $  205,136,312
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BUSINESS SERVICES - 3.0%
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Accenture Ltd., "A"                                                          702,270      $   27,065,486
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Amdocs Ltd. (a)                                                            1,546,560          56,418,509
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First Data Corp.                                                           2,023,620          54,435,378
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                                                                                          $  137,919,373
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CHEMICALS - 2.8%
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3M Co.                                                                       624,100      $   47,699,963
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Monsanto Co.                                                                 790,600          43,451,376
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Rohm & Haas Co.                                                              759,640          39,288,581
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                                                                                          $  130,439,920
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COMPUTER SOFTWARE - 2.8%
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Adobe Systems, Inc. (a)(l)                                                 1,293,460      $   53,937,282
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Oracle Corp. (a)                                                           4,291,420          77,803,445
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                                                                                          $  131,740,727
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COMPUTER SOFTWARE - SYSTEMS - 0.3%
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Dell, Inc. (a)                                                               665,700      $   15,450,897
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CONSUMER GOODS & SERVICES - 5.5%
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Colgate-Palmolive Co. (l)                                                    855,610      $   57,146,192
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Procter & Gamble Co.                                                       1,564,586          98,819,252
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Reckitt Benckiser PLC                                                      1,864,443          97,072,777
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                                                                                          $  253,038,221
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ELECTRICAL EQUIPMENT - 2.5%
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Danaher Corp.                                                                488,900      $   34,931,905
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Rockwell Automation, Inc. (l)                                                720,480          43,135,138
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Tyco International Ltd.                                                    1,140,830          35,993,186
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                                                                                          $  114,060,229
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ELECTRONICS - 4.4%
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Applied Materials, Inc. (l)                                                1,335,070      $   24,458,482
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Intel Corp.                                                                3,566,340          68,224,084
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Marvell Technology Group Ltd. (a)                                          1,498,460          25,189,113
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Samsung Electronics Co. Ltd., GDR                                            175,752          53,472,546
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SanDisk Corp. (a)                                                            703,320          30,805,416
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                                                                                          $  202,149,641
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ENERGY - INDEPENDENT - 1.2%
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EOG Resources, Inc. (l)                                                      773,560      $   55,185,770
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ENERGY - INTEGRATED - 5.3%
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Exxon Mobil Corp.                                                          1,178,440      $   88,913,298
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Hess Corp.                                                                 1,199,230          66,521,288
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TOTAL S.A., ADR                                                            1,295,150          90,375,567
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                                                                                          $  245,810,153
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FOOD & BEVERAGES - 3.9%
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Kraft Foods, Inc. (w)                                                        719,898      $   22,827,966
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Nestle S.A                                                                   216,330          84,248,002
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PepsiCo, Inc.                                                              1,150,386          73,118,534
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                                                                                          $  180,194,502
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GAMING & LODGING - 2.0%
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Carnival Corp.                                                               972,740      $   45,582,596
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International Game Technology                                                568,000          22,935,840
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Ladbrokes PLC                                                              3,241,272          25,670,827
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                                                                                          $   94,189,263
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GENERAL MERCHANDISE - 2.8%
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Federated Department Stores, Inc.                                          1,476,910      $   66,534,796
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Target Corp.                                                               1,069,720          63,391,607
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                                                                                          $  129,926,403
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INSURANCE - 6.5%
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Ace Ltd.                                                                     324,940      $   18,541,076
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American International Group, Inc.                                         1,659,372         111,542,986
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Genworth Financial, Inc., "A"                                              1,581,270          55,249,574
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MetLife, Inc.                                                              1,178,300          74,409,645
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Travelers Cos., Inc.                                                         774,660          40,104,148
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                                                                                          $  299,847,429
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MAJOR BANKS - 8.1%
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Bank of America Corp.                                                      1,768,750      $   90,241,625
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Bank of New York Co., Inc.                                                 1,735,540          70,376,147
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JPMorgan Chase & Co.                                                       2,357,990         114,079,556
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State Street Corp. (l)                                                       920,500          59,602,375
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Wells Fargo & Co.                                                          1,212,356          41,741,417
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                                                                                          $  376,041,120
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MEDICAL EQUIPMENT - 2.5%
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Boston Scientific Corp. (a)                                                1,293,250      $   18,803,855
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Medtronic, Inc.                                                            1,358,330          66,639,670
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Zimmer Holdings, Inc. (a)(l)                                                 369,340          31,545,329
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                                                                                          $  116,988,854
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NETWORK & TELECOM - 2.2%
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Cisco Systems, Inc. (a)                                                    4,055,571      $  103,538,728
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OIL SERVICES - 3.8%
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GlobalSantaFe Corp.                                                        1,008,870      $   62,227,102
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Noble Corp.                                                                  885,630          69,681,368
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Transocean, Inc. (a)                                                         569,450          46,524,065
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                                                                                          $  178,432,535
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OTHER BANKS & DIVERSIFIED FINANCIALS - 2.6%
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American Express Co.                                                       1,175,800      $   66,315,120
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SLM Corp.                                                                  1,366,960          55,908,664
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                                                                                          $  122,223,784
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PERSONAL COMPUTERS & PERIPHERALS - 2.2%
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EMC Corp. (a)                                                              7,459,400      $  103,312,690
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PHARMACEUTICALS - 9.0%
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Abbott Laboratories (l)                                                    1,680,890      $   93,793,662
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Eli Lilly & Co.                                                            1,014,520          54,489,869
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Johnson & Johnson                                                          1,816,078         109,436,860
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Roche Holding AG (l)                                                         394,364          69,773,091
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Teva Pharmaceutical Industries Ltd., ADR                                     612,550          22,927,747
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Wyeth                                                                      1,309,580          65,518,287
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                                                                                          $  415,939,516
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SPECIALTY CHEMICALS - 1.2%
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Praxair, Inc.                                                                882,110      $   55,537,646
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SPECIALTY STORES - 2.1%
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Lowe's Cos., Inc.                                                            942,900      $   29,691,921
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Staples, Inc.                                                              2,639,060          68,193,310
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                                                                                          $   97,885,231
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TELEPHONE SERVICES - 0.8%
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TELUS Corp.                                                                  679,941      $   34,734,193
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TOBACCO - 1.5%
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Altria Group, Inc. (w)                                                     1,040,280      $   68,544,049
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TRUCKING - 0.6%
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FedEx Corp.                                                                  256,290      $   27,533,235
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UTILITIES - ELECTRIC POWER - 2.1%
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Entergy Corp.                                                                219,730      $   23,054,072
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Exelon Corp.                                                                 668,240          45,914,770
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FPL Group, Inc.                                                              467,000          28,566,390
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                                                                                          $   97,535,232
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  TOTAL COMMON STOCKS                                                                     $4,623,797,718
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SHORT-TERM OBLIGATIONS - 0.4%
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General Electric Capital Corp., 5.37%, due 4/02/07 (y)                   $21,089,000      $   21,085,854
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COLLATERAL FOR SECURITIES LOANED - 0.8%
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Navigator Securities Lending Prime Portfolio, at Net Asset Value          35,793,849      $   35,793,849
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  TOTAL INVESTMENTS(k)                                                                    $4,680,677,421
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OTHER ASSETS, LESS LIABILITIES - (0.9)%                                                      (41,255,963)
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  NET ASSETS - 100.0%                                                                     $4,639,421,458
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(a) Non-income producing security.
(k) As of March 31, 2007, the fund had one security that was fair valued, aggregating $22,827,966 and
    0.49% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR   American Depository Receipt
GDR   Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MASSACHUSETTS INVESTORS TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $3,953,055,068
                                                              ==============
Gross unrealized appreciation                                 $  845,783,901
Gross unrealized depreciation                                   (118,161,548)
                                                              --------------
      Net unrealized appreciation (depreciation)              $  727,622,353
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007, the value of securities loaned was $41,469,905. These loans were collateralized by cash of $35,793,849 and U.S. Treasury obligations of $7,278,650.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.